Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

Note I.

Intangible Assets Including Goodwill

Intangible Assets

The following table details the company’s intangible asset balances by major asset class.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2012:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,527	$(665)	$861
Client relationships	2,103	(961)	1,142
Completed technology	2,709	(1,112)	1,597
In-process R&D	28	—	28
Patents/trademarks	281	(127)	154
Other*	31	(27)	3
Total	$6,679	$(2,892)	$3,787

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2011:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,478	$(678)	$799
Client relationships	1,751	(715)	1,035
Completed technology	2,160	(746)	1,414
In-process R&D	18	—	18
Patents/trademarks	207	(88)	119
Other*	29	(22)	7
Total	$5,642	$(2,250)	$3,392

*     Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

The net carrying amount of intangible assets increased $395 million during the year ended December 31, 2012, primarily due to intangible asset additions resulting from acquisitions, partially offset by amortization. There was no impairment of intangible assets recorded in 2012 and 2011.

Total amortization was $1,284 million and $1,226 million for the years ended December 31, 2012 and 2011, respectively. The aggregate amortization expense for acquired intangibles assets (excluding capitalized software) was $709 million and $634 million for the years ended December 31, 2012 and 2011, respectively. In addition, in 2012 the company retired $641 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2012:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2013	$501	$729	$1,230
2014	277	626	903
2015	83	498	581
2016	—	458	458
2017	—	340	340

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2012 and 2011, are as follows:

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December 31,
Segment	2012	Additions	Adjustments	Divestitures	Adjustments	2012
Global Business Services	$4,313	$5	$(0)	$(2)	$42	$4,357
Global Technology Services	2,646	264	—	(0)	6	2,916
Software	18,121	2,182	(30)	(6)	137	20,405
Systems and Technology	1,133	443	(0)	(14)	6	1,568
Total	$26,213	$2,894	$(30)	$(22)	$192	$29,247

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December 31,
Segment	2011	Additions	Adjustments	Divestitures	Adjustments	2011
Global Business Services	$4,329	$14	$(0)	$(10)	$(20)	$4,313
Global Technology Services	2,704	—	(1)	(2)	(55)	2,646
Software	16,963	1,277	10	(2)	(127)	18,121
Systems and Technology	1,139	—	(6)	—	(0)	1,133
Total	$25,136	$1,291	$2	$(13)	$(203)	$26,213

Purchase price adjustments recorded in 2012 and 2011 were related to acquisitions that were completed on or prior to December 31, 2011 or December 31, 2010, respectively, and were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. There were no goodwill impairment losses recorded in 2012 or 2011, and the company has no accumulated goodwill impairment losses.